Accrued Expenses, Note: Schedule of Accrued Expenses (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accrued expense	$ 422,456	$ 513,414	$ 386,890
Sales Tax Payable
Accrued expense	11,802	95,104	178,224
Credit Cards Payable
Accrued expense	85,015	173,263	181,318
Accrued Interest Payable
Accrued expense	188,419	57,187
Payroll Taxes Payable
Accrued expense	11,852	155,464	19,348
Other accrued liabilities
Accrued expense	$ 125,368	$ 32,396	$ 8,000